Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Research and development expenses	$ (6)	$ (11)	$ (18)	$ (14)
General and administrative expenses	(297)	(206)	(517)	(460)
Operating loss	(303)	(217)	(535)	(474)
Revaluation of marketable securities - InterCure Ltd	(68)	(216)	968	61
Revaluation of warrants to purchase ADS’s	(776)	(681)	(1,289)	(535)
Other finance income	3	13	5	25
Other finance expenses	(6)	(4)	(14)	(9)
Finance expenses, net	(847)	(888)	(330)	(458)
Total loss for the period	$ (1,150)	$ (1,105)	$ (865)	$ (932)
Basic and diluted loss per share (in U.S. dollars): (in Dollars per share)	$ (0.002)	$ (0.002)	$ (0.002)	$ (0.002)
Weighted average number of Ordinary Shares used in computing basic and diluted net loss per share (in Shares)	527,794,273	514,205,799	522,758,917	514,205,799